CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues (Note 11):
Products	$ 12,528		$ 15,303		$ 14,049
Services	16,529		16,027		14,624
Total revenues	29,057		31,330		28,673
Cost of revenues:
Products	2,740		1,218		1,670
Services	9,076		10,771		9,514
Total cost of revenues	11,816		11,989		11,184
Gross profit	17,241		19,341		17,489
Operating costs and expenses:
Research and development, net	3,377		2,609		1,976
Selling and marketing	9,498		8,733		7,748
General and administrative	4,637		5,087		4,383
Total operating costs and expenses	17,512		16,429		14,107
Operating income (loss)	(271)		2,912		3,382
Financial expenses , net (Note 13)	286		191		911
Other income, net (Note 2j)	369				4
Income (loss) before taxes on income	(188)		2,721		2,475
Taxes on income (expenses) (Note 9)	1		1,122		(125)
Net income (loss)	(187)		3,843		2,350
Net earnings (loss) per share (Note 12):
Basic	$ (0.02)		$ 0.34		$ 0.23
Diluted	$ (0.02)		$ 0.31		$ 0.21
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(10)	[1]	(80)	[1]	(275)	[1]
Comprehensive income (loss)	$ (197)		$ 3,763		$ 2,075

[1]	As of December 31, 2011, 2012 and 2013 includes only foreign currency translation adjustments balances.